Acquisition of Goldfield Project (Tables)	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Disclosure of detailed information about business combination
The aggregate purchase consideration for the acquired assets, net of the assumed liabilities is as follows:

Cash consideration(1)	$176,737
Deferred milestone payment, measured at the fair value on the acquisition date(2)	30,054
Total purchase consideration	$206,791
(1)Includes a reimbursement of $1.7 million incurred by the seller for the construction of certain water supply infrastructure.
(2)The milestone payment shall become payable upon the earlier of (i) the date that is 18 months following closing, (ii) Centerra making a construction decision with respect to the project and (iii) a change of control event. At the option of the Company, the deferred milestone payment is payable in cash or common shares of the Company (note 10).

The Company allocated the purchase consideration to the acquired assets and liabilities based on their relative fair values at the date of acquisition as follows:

Other current assets	$64
Property, plant and equipment	205,957
Other non-current assets	1,200
Accounts payable	(153)
Provision for reclamation	(277)
Total assets acquired, net of liabilities assumed	$206,791